Note 3 - Property And Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 3 – PROPERTY AND EQUIPMENT

The following is a summary of property and equipment:

	March 31, 2013	December 31, 2012
Equipment	$353,235	$353,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	446,382
Less: accumulated depreciation	(111,343)	(89,726)
Property and equipment, net	$335,039	$356,656

For the three months ended March 31, 2013 and 2012, the Company recognized depreciation and amortization expense related to property and equipment of $21,617 and $1,957, respectively.

During 2012, the Company impaired $710,000 of the $760,000 production mold payments made to Medical Investment Group, Inc. (“MIG”) in 2011 and wrote off an $80,000 prepayment to MIG. The impairment charge was based upon the arbitration hearing against MIG in November, 2012. The hearing and the final ruling made clear that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault, a representative of MIG, for other non-production related purposes. The American Arbitration Association panel ruled that the only assets in which production was funded by MIG from the Company’s production payments were $50,000 in trial molds. From the time that these payments were made by the Company, the Company believed that each mold payment was being used by MIG for the manufacturing of the final production molds for the 3ml RevVac™ auto-retractable vacuum safety syringe. During the arbitration proceeding, Mr. Theriault disclosed that no such payments, besides $50,000 in trial mold payments, were ever used for the production of the final molds for the RevVac™ auto-retractable vacuum safety syringe. The arbitration panel ruled that a total of $770,000 awarded to the Company.  The Company has not received such payment to date. Gain related to this award will be recorded when collected of which there is no assurance.

NOTE 3 – PROPERTY AND EQUIPMENT

The following is a summary of property and equipment at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Equipment	$353,235	$1,113,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	1,206,382
Less: accumulated depreciation	(89,726)	(20,718)
Property and equipment, net	$356,656	$1,185,664

For the years ended December 31, 2012 and 2011, the Company recognized depreciation and amortization expense related to property and equipment of $69,008 and $11,135, respectively.

During 2012, the Company impaired $710,000 of the $760,000 production mold payments made to Medical Investment Group, Inc. (“MIG”) in 2011 and wrote off an $80,000 prepayment to MIG. The impairment charge was based upon the arbitration hearing against MIG in November, 2012. The hearing and the final ruling made clear that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault, a representative of MIG, for other non-production related purposes. The American Arbitration Association panel ruled that the only assets in which production was funded by MIG from the Company’s production payments were $50,000 in trial molds. From the time that these payments were made by the Company, the Company believed that each mold payment was being used by MIG for the manufacturing of the final production molds for the 3ml RevVac™ auto-retractable vacuum safety syringe. During the arbitration proceeding, Mr. Theriault disclosed that no such payments, besides $50,000 in trial mold payments, were ever used for the production of the final molds for the RevVac™ auto-retractable vacuum safety syringe. The arbitration panel ruled that a total of $770,000 awarded to the Company.  The Company has not received such payment to date. The gain related to this award will be recorded when collected.

 During 2012, the Company also impaired $50,000 for a trial mold that is no longer considered useful to the Company.